Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2015
Asset Retirement Obligation Disclosure [Abstract]
Changes in asset retirement obligations
Changes in our asset retirement obligations were as follows (in thousands):

	December 31,
	2015	2014	2013
Balance as of beginning of year	$975	$931	$889
Accretion expense	46	44	42
Balance as of end of year	$1,021	$975	$931